Other assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
Other assets
a) Other assets are as follows:

	December 31, 2014	December 31, 2013
Prepaid lease payments (note 7)	$1,953	$1,274
Intangible assets (note 11(b))	4,385	7,043
Deferred financing costs (note 11(c))	2,205	3,813
Deferred lease inducement asset (note 11(d))	1,212	—
	$9,755	$12,130

b) Intangible assets

	December 31, 2014	December 31, 2013
Cost	$17,102	$22,713
Accumulated amortization	12,717	15,670
Net book value	$4,385	$7,043
During the year ended December 31, 2014, the Company capitalized $990 (2013 – $2,826) of internally developed computer software costs. During the year ended December 31, 2014, internal-use software with a cost and accumulated amortization of $6,601 (2013 - $nil) was disposed of at zero net book value.
Amortization of intangible assets for the year ended December 31, 2014 was $3,648 (2013 – $3,276). The estimated amortization expense for future years is as follows:

For the year ending December 31,
2015	$1,815
2016	1,410
2017	781
2018	379
$4,385

c) Deferred financing costs

December 31, 2014	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$6,878	$6,347	$531
Series 1 Debentures	8,644	6,970	1,674
	$15,522	$13,317	$2,205

December 31, 2013	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$6,881	$5,994	$887
Series 1 Debentures	8,655	5,729	2,926
	$15,536	$11,723	$3,813

During the year ended December 31, 2014, financing fees of $87 were incurred in connection with modifications made to the Credit Facility (2013 – $1,020) (note 13(b)) and a $90 change in estimated financing fees related to the prior year was recorded. During the year ended December 31, 2014, financing fees of $nil were incurred in connection with the Series 1 Debentures (2013 – $1,769) (note 13(c)) and a $11 change in estimated financing fees related to the prior year was recorded. These fees have been recorded as deferred financing costs and are being amortized using the effective interest method over the term of the Credit Facility and the Series 1 Debentures, respectively.
Amortization of deferred financing costs included in interest expense for the year ended December 31, 2014 was $1,594 (2013 – $4,326) (note 21). Upon the partial redemption of the Series 1 Debentures occurring during the year ended December 31, 2014, a portion of the unamortized deferred financing costs related to the redeemed Series 1 Debentures of $534 (2013 - $2,737) were expensed and included in amortization of deferred financing costs (note 11(c)).
d) Deferred lease inducements asset
Lease inducements applicable to lease contracts are deferred and amortized as an increase in general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	December 31, 2014	December 31, 2013
Balance, beginning of year	$—	$—
Additions	1,307	—
Amortization of deferred lease inducements	(95)	—
Balance, end of year	$1,212	$—